RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related party transactions
Net sales	$ 164,439,000	$ 186,728,000	$ 320,576,000
Gross profit	40,220,000	68,158,000	114,334,000
Softbank and affiliates
Related party transactions
Net sales	90,302,000	92,011,000	94,201,000
Cost of net sales	59,052,000	51,448,000	33,790,000
Gross profit	31,250,000	40,563,000	60,411,000
Accounts receivable	19,000,000	12,100,000
Accounts payable	0	0
Service period of sales to related party	3 years
Period over which product failure rates exceed a certain level under the penalty clause	7 years
Customer advances	3,100,000	4,700,000
Deferred revenue current	2,000,000	6,500,000
Deferred revenue noncurrent	3,800,000	4,600,000
Fair value of retained ownership interest after the repurchase	1,900,000
Ownership interest held by related party (as a percent)	12.30%	10.20%
Yellowstone
Related party transactions
Number of directors of the entity who served as a director in related party	1
Consulting services	0	1,800,000
Amount paid for success fees			$ 900,000